Redeemable Convertible Preferred Stock- Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 02, 2022	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares
Redeemable Noncontrolling Interest [Line Items]
Proceeds from issuance of Series preferred stock | $						$ 109,042
Temporary equity par or stated value per share					$ 0.001	$ 0.001
Temporary equity, Voting rights				one
Legacy Green Light [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share					$ 0.0001
Business combination exchange ratio	0.6656				0.6656
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Redeemable Noncontrolling Interest [Line Items]
Business combination exchange ratio	0.6656
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Green Light [Member]
Redeemable Noncontrolling Interest [Line Items]
Business combination exchange ratio	0.6656
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 1.6	$ 1.5946
Temporary equity shares authorized | shares					35,152,184	35,152,184
Temporary equity par or stated value per share					$ 0.001	$ 0.001
Temporary equity conversion price					$ 1.5946	$ 1.5946		$ 1.6
Temporary equity, Cumulative dividend accrual rate				8.00%	8.00%
Series D Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues | shares			37,673,731
Proceeds from issuance of Series preferred stock | $		$ 109,000
Payments of Stock Issuance Cost | $		500
Shares issued, price per share			$ 2.7221	$ 1.81	$ 1.8118
Non cash stock issuance costs | $		$ 400
Temporary equity shares authorized | shares					71,019,827	71,019,827
Temporary equity par or stated value per share					$ 0.001	$ 0.001
Temporary equity conversion price					$ 1.8118	$ 1.8118		1.81
Temporary equity, Cumulative dividend accrual rate				8.00%	8.00%
Series D Redeemable Convertible Preferred Stock [Member] | Additional Closings [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues | shares		2,384,960
Shares issued, price per share		$ 2.7221
Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares authorized | shares				0	145,948,944	145,948,944
Temporary equity par or stated value per share				$ 0.001	$ 0.001	$ 0.001	$ 0.001	0.001	$ 0.001
Temporary equity, Voting rights				one	one
Temporary equity conversion basis				one-for-one	one-for-one basis
Redeemable Convertible Preferred Stock [Member] | Mandatory Conversion [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Proceeds from issuance of Series preferred stock | $				$ 75,000	$ 75,000
Temporary equity conversion price				$ 5.4354	$ 5.4354
Series A1 Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 1.53	$ 1.53
Temporary equity shares authorized | shares					2,865,698	2,865,698
Temporary equity par or stated value per share					$ 0.001	$ 0.001
Temporary equity conversion price					$ 1.21	$ 1.21		1.21
Number of shares of common stock issuable upon conversion of each share of temporary equity | shares				1.26446
Temporary equity, Cumulative dividend accrual rate				5.00%	5.00%
Series A1 Redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of shares of common stock issuable upon conversion of each share of temporary equity | shares					1.26446
Series A 2Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 1.65	$ 1.645
Temporary equity shares authorized | shares					7,018,203	7,018,203
Temporary equity par or stated value per share					$ 0.001	$ 0.001
Temporary equity conversion price					$ 1.27	$ 1.27		1.27
Number of shares of common stock issuable upon conversion of each share of temporary equity | shares				1.29528
Temporary equity, Cumulative dividend accrual rate				8.00%	8.00%
Series A 2Redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of shares of common stock issuable upon conversion of each share of temporary equity | shares					1.29528
Series A 3Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 2.32	$ 2.3185
Temporary equity shares authorized | shares					8,647,679	8,647,679
Temporary equity par or stated value per share					$ 0.001	$ 0.001
Temporary equity conversion price					$ 1.63	$ 1.63		1.63
Number of shares of common stock issuable upon conversion of each share of temporary equity | shares				1.42239
Temporary equity, Cumulative dividend accrual rate				8.00%	8.00%
Series A 3Redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of shares of common stock issuable upon conversion of each share of temporary equity | shares					1.42239
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 0.86	$ 0.8565
Temporary equity shares authorized | shares					21,245,353	21,245,353
Temporary equity par or stated value per share					$ 0.001	$ 0.001
Temporary equity conversion price					$ 0.8565	$ 0.8565		$ 0.86
Temporary equity, Cumulative dividend accrual rate				8.00%	8.00%